Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.10

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
2025040305			XXX	Prepayment Penalty Type	XXX	XXX
2025040305			XXX	Property Type	XXX	XXX